Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000003588 | Thrivent Core Emerging Markets Debt Fund_4799789
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003588 | U.S. Treasury Notes_4799860
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798817
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003588 | Thrivent Core International Equity Fund_4799790
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003588 | U.S. Treasury Notes_4799859
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798152
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798798
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003588 | NVIDIA Corporation_4799372
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Microsoft Corporation_4799241
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798809
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000003588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003588 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003588 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003588 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003588 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000003588 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003588 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003588 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003590 | Thrivent Core Emerging Markets Debt Fund_4799789
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003590 | U.S. Treasury Notes_4799860
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798817
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003590 | Thrivent Core International Equity Fund_4799790
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003590 | U.S. Treasury Notes_4799859
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798152
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798798
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003590 | NVIDIA Corporation_4799372
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Microsoft Corporation_4799241
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4798809
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000003590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003590 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003590 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003590 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003590 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003590 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003590 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000003590 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003590 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003590 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%